Summary of Significant Accounting Policies (Details 1) - Customer Contracts [Member]	12 Months Ended
Jun. 30, 2019
Minimum [Member]
Property, Plant and Equipment [Line Items]
Customer contracts	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Customer contracts	10 years